Principal subsidiaries (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Assets	£ 1,059,731	£ 876,672	£ 877,700
Liabilities	1,006,021	826,057
Balances with banks and other regulatory authorities	3,119	4,505	4,505
Impairment loss recognised in profit or loss	£ 3,607	£ 1,269	726
Principal Subsidiary companies [member]
Disclosure of subsidiaries [line items]
Description of basis on which unit's recoverable amount has been determined	The recoverable amount is an estimate of fair value less costs to sell.
Assets	£ 417,000		307,000
Liabilities	393,000		£ 285,000
Principal Subsidiary companies [member] | Barclays Investment Management Limited [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	704
Recoverable amount of asset or cash-generating unit	688
Impairment loss recognised in profit or loss	16
Principal Subsidiary companies [member] | BNC Brazil Consultoria Empresarial Limitada [member]
Disclosure of subsidiaries [line items]
Investments in subsidiaries	35
Recoverable amount of asset or cash-generating unit	24
Impairment loss recognised in profit or loss	£ 11